SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Dec. 31, 2021 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate of return, minimum	1.06%
Risk-free rate of return, maximum	1.57%
Expected dividend yield	0.00%
Exercise multiple	2.20
Expiration terms	10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	48.76%
Fair value of underlying ordinary share	$ 1.45
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	49.21%
Fair value of underlying ordinary share	$ 16.70